Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended											1 Months Ended				1 Months Ended
	Nov. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Asset Management [Member]	Dec. 31, 2011 Asset Management [Member]	Dec. 31, 2012 Pool Managers [Member]	Dec. 31, 2011 Pool Managers [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Tanker	Apr. 30, 2010 Class A [Member]	Jun. 30, 2012 Class A [Member]	Apr. 30, 2012 Class A [Member]	May 31, 2010 Class A [Member]	Apr. 30, 2010 Private Placement [Member] Class A [Member]
Related Party Transaction [Line Items]
Acquisition cost of vessels	$ 107,500,000	$ 124,200,000				$ 44,500,000							$ 454,200,000
Number of Tankers													13
Excess of book value over purchase price of vessels	6,100,000	35,400,000
Prepayment of long term debt of Dropdown Predecessor	77,900,000	183,900,000	15,000,000		173,464,000
Net proceeds from offering of common shares															25,000,000	32,000,000	102,900,000	32,000,000
Number of common shares in public offering														8,800,000				2,600,000
Reimbursement of Manager's crewing and manning costs									4,900,000	4,500,000
Working capital advanced to Pool Managers			24,787,000	166,346,000							16,600,000	5,400,000
Reimbursement of strategic management fee			2,900,000	1,700,000	1,000,000
Minimum threshold for payment of performance fee to Manager			$ 3.20
Percentage of performance fee payable on Gross Cash Available for Distribution			20.00%
Reserves for dry-docking and capital upgrades			11,000,000	6,400,000	4,800,000
Reserve for loan principal repayment			10,900,000	1,800,000	3,200,000
Percentage of commercial services fee			1.25%
Fixed amount of management fee chargeable per vessel payable per day							275	350
Pool receivable from affiliates			$ 9,101,000	$ 4,360,000